CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at the beginning at Feb. 07, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 07, 2021	0	0
Increase Decrease In Stockholders Equity
Re-measurement of Class A Common Stock Subject to Possible Redemption			(5,314,954)	(13,745,600)	(19,060,554)
Net income (loss)			0	5,135,790	5,135,790
Balance at the end at Dec. 31, 2021	$ 59	$ 288	0	(8,609,810)	(8,609,463)
Balance at the end (in shares) at Dec. 31, 2021	585,275	2,875,000
Increase Decrease In Stockholders Equity
Net income (loss)				2,195,508	2,195,508
Balance at the end at Mar. 31, 2022	$ 59	$ 288		(6,414,302)	(6,413,955)
Balance at the end (in shares) at Mar. 31, 2022	585,275	2,875,000
Balance at the beginning at Dec. 31, 2021	$ 59	$ 288	0	(8,609,810)	(8,609,463)
Balance at the beginning (in shares) at Dec. 31, 2021	585,275	2,875,000
Increase Decrease In Stockholders Equity
Net income (loss)					3,145,445
Balance at the end at Jun. 30, 2022	$ 59	$ 288		(6,614,365)	(6,614,018)
Balance at the end (in shares) at Jun. 30, 2022	585,275	2,875,000
Balance at the beginning at Dec. 31, 2021	$ 59	$ 288	0	(8,609,810)	(8,609,463)
Balance at the beginning (in shares) at Dec. 31, 2021	585,275	2,875,000
Increase Decrease In Stockholders Equity
Re-measurement of Class A Common Stock Subject to Possible Redemption				(3,359,593)	(3,359,593)
Net income (loss)				336,658	336,658
Balance at the end at Dec. 31, 2022	$ 59	$ 425	2,242,253	(11,632,745)	(8,806,438)
Balance at the end (in shares) at Dec. 31, 2022	585,275	4,253,517
Balance at the beginning at Mar. 31, 2022	$ 59	$ 288		(6,414,302)	(6,413,955)
Balance at the beginning (in shares) at Mar. 31, 2022	585,275	2,875,000
Increase Decrease In Stockholders Equity
Re-measurement of Class A Common Stock Subject to Possible Redemption				(1,150,000)	(1,150,000)
Net income (loss)				949,937	949,937
Balance at the end at Jun. 30, 2022	$ 59	$ 288		(6,614,365)	(6,614,018)
Balance at the end (in shares) at Jun. 30, 2022	585,275	2,875,000
Balance at the beginning at Dec. 31, 2022	$ 59	$ 425	2,242,253	(11,632,745)	(8,806,438)
Balance at the beginning (in shares) at Dec. 31, 2022	585,275	4,253,517
Increase Decrease In Stockholders Equity
Re-measurement of Class A Common Stock Subject to Possible Redemption			(583,570)		(583,570)
Net income (loss)				(85,983)	(85,983)
Balance at the end at Mar. 31, 2023	$ 59	$ 425	2,242,253	(11,718,728)	(9,475,991)
Balance at the end (in shares) at Mar. 31, 2023	585,275	4,253,517
Balance at the beginning at Dec. 31, 2022	$ 59	$ 425	2,242,253	(11,632,745)	(8,806,438)
Balance at the beginning (in shares) at Dec. 31, 2022	585,275	4,253,517
Increase Decrease In Stockholders Equity
Net income (loss)					(91,140)
Balance at the end at Jun. 30, 2023	$ 59	$ 425	1,637,597	(11,723,886)	(10,085,805)
Balance at the end (in shares) at Jun. 30, 2023	585,275	4,253,517
Balance at the beginning at Mar. 31, 2023	$ 59	$ 425	2,242,253	(11,718,728)	(9,475,991)
Balance at the beginning (in shares) at Mar. 31, 2023	585,275	4,253,517
Increase Decrease In Stockholders Equity
Re-measurement of Class A Common Stock Subject to Possible Redemption			(604,656)		(604,656)
Net income (loss)				(5,158)	(5,158)
Balance at the end at Jun. 30, 2023	$ 59	$ 425	$ 1,637,597	$ (11,723,886)	$ (10,085,805)
Balance at the end (in shares) at Jun. 30, 2023	585,275	4,253,517